Other liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Other liabilities
Severance payment	kr 925	kr 896
Employee benefits	34,971	28,165
Royalty payable to third party	6,682	763
Interest payable on royalty bond	0	4,295
Investment in Beta Bionics	22,803	0
Other payables	15,483	7,335
Total other liabilities	kr 80,864	kr 41,454	[1]	kr 63,753	kr 48,191

[1]	See note 1 to the consolidated financial statements.